UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Icahn Capital LP
Address:  445 Hamilton Avenue, Suite 1210
          White Plains, New York  10601

Form 13F File Number:  28-12848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Skobe
Title: Interim Chief Financial Officer of Icahn Enterprises G.P. Inc., the general partner of Icahn Enterprises Holdings L.P., the sole member of IPH GP LLC, the general partner of Icahn Capital LP
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/Andrew Skobe
---------------
Andrew Skobe                  New York, New York                        05/15/08
[Signature]                   [City, State]                             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $4,642,985
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name
         ---      --------------------      ----


                                                             Form 13F Information Table
                                                     Name of Reporting Manager: Icahn Capital LP

COLUMN 1           COLUMN 2   COLUMN 3         COLUMN 4           COLUMN 5            COLUMN 6      COLUMN 7          COLUMN 8
NAME OF            TITLE OF                    VALUE        SHRS OR   SH/   PUT/      INVESTMENT     OTHER        Voting Authority
ISSUER             CLASS      CUSIP            (x$1000)     PRN AMT   PRN   CALL      DISCRETION     MANAGER     SOLE  SHARED   NONE
------             -----      -----            --------     -------   ---   ----      ----------     -------     ----  ------   ----

ADVENTRX PHARMA-   COM        00764X103         1,868     3,459,459   SH                Sole           n/a     3,459,459
CEUTICALS INC

AMICUS THERA-      COM        03152W109         2,161       201,940   SH                Sole           n/a       201,940
PEUTICS INC

AMYLIN PHARMA-     COM        032346108       185,181     6,339,653   SH                Sole           n/a     6,339,653
CEUTICALS

ANADARKO PETE      COM        032511107       907,735    14,401,628   SH                Sole           n/a    14,401,628
  CORP

APPLERA            COM APP    038020103        21,327       649,026   SH                Sole           n/a       649,026
 CORP              BIO GRP

BEA SYS INC        COM        073325102       793,883    41,456,016   SH                Sole           n/a    41,456,016

BIOGEN IDEC INC    COM        09062X103       613,737     9,948,723   SH                Sole           n/a     9,948,723

BLOCKBUSTER INC    CL A       093679108        34,308    10,523,840   SH                Sole           n/a    10,523,840

BLOCKBUSTER INC    CL B       093679207        12,691     4,452,905   SH                Sole           n/a     4,452,905

CYBERONICS INC     COM        23251P102        29,125     2,008,612   SH                Sole           n/a     2,008,612

ELLIS PERRY        COM        288853104         2,832       129,715   SH                Sole           n/a       129,715
INTL INC

ENZON PHARMA-      COM        293904108        22,635     2,457,683   SH                Sole           n/a     2,457,683
CEUTICALS INC

FORESTAR REAL      COM        346233109        66,087     2,653,012   SH                Sole           n/a     2,653,012
ESTATE GROUP INC

GUARANTY FINL      COM        40108N106        28,175     2,653,012   SH                Sole           n/a     2,653,012
GROUP INC

LEAR CORP          COM        521865105       248,631     9,595,954   SH                Sole           n/a     9,595,954

LIONS GATE         COM        535919203        41,823     4,289,508   SH                Sole           n/a     4,289,508
ENTMNT CORP        NEW

MOTOROLA INC       COM        620076109     1,075,541   115,649,600   SH                Sole           n/a   115,649,600

PENNEY J C INC     COM        708160106         3,017        80,000   SH                Sole           n/a        80,000

QUEST RESOURCE     COM        748349305         5,703       868,002   SH                Sole           n/a       868,002
CORP               NEW

REGENERON PHARMA-  COM        75886F107        48,129     2,508,001   SH                Sole           n/a     2,508,001
CEUTICALS

TELIK INC          COM        87959M109        10,142     4,156,663   SH                Sole           n/a     4,156,663

TEMPLE INLAND INC  COM        879868107        43,865     3,448,488   SH                Sole           n/a     3,448,488

TIME WARNER CABLE  CL A       88732J108       117,684     4,711,128   SH                Sole           n/a     4,711,128
INC

TIME WARNER INC    COM        887317105       181,323    12,933,159   SH                Sole           n/a    12,933,159

WCI CMNTYS INC     COM        92923C104        16,135     4,816,450   SH                Sole           n/a     4,816,450

WILLIAMS COS INC   COM        969457100       129,247     3,918,959   SH                Sole           n/a     3,918,959


                   Total:                  $4,642,985
